Annual Fund Operating Expenses	Oct. 31, 2022
Eaton Vance Global Sovereign Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.02%
Expenses Other than Interest Expense	1.06%
Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.83%
Expense Reimbursement (2)	(0.86%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.97%
Eaton Vance Global Sovereign Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.02%
Expenses Other than Interest Expense	1.06%
Other Expenses	1.08%
Total Annual Fund Operating Expenses	2.58%
Expense Reimbursement (2)	(0.86%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.72%
Eaton Vance Global Sovereign Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.02%
Expenses Other than Interest Expense	1.06%
Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.58%
Expense Reimbursement (2)	(0.86%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.72%
Eaton Vance Emerging Markets Local Income Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.14%
Eaton Vance Emerging Markets Local Income Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.89%
Eaton Vance Emerging Markets Local Income Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.89%
Eaton Vance Global Macro Absolute Return Fund | Class A
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.08%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.09%
Eaton Vance Global Macro Absolute Return Fund | Class C
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.08%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.84%
Eaton Vance Global Macro Absolute Return Fund | Class I
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.08%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.84%
Eaton Vance Global Macro Absolute Return Fund | Class R
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.50%
Interest Expense	0.08%
Expenses Other than Interest Expense	0.17%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.33%
Eaton Vance Global Macro Absolute Return Fund | Class R6
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.08%
Expenses Other than Interest Expense	0.11%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.77%
Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.57%
Expense Reimbursement (2)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.46%
Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	2.32%
Expense Reimbursement (2)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.21%
Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.32%
Expense Reimbursement (2)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.21%
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.50%
Interest Expense	0.16%
Expenses Other than Interest Expense	0.21%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.82%
Expense Reimbursement (2)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.71%
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R6
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.16%
Expenses Other than Interest Expense	0.18%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.29%
Expense Reimbursement (2)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%

[1]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[2]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.02% for Class R6 shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.